Liquidity and Going Concern - Additional Information (Details)		12 Months Ended
		Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Aug. 14, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2021 USD ($)
Liquidity and Going Concern [Line Items]
Accumulated deficit		$ (19,143,513)	$ (2,351,743)
Net loss		(16,791,770)	(1,076,823)
Net cash used in operations		(2,982,778)	(805,177)
Cash and cash equivalents		17,789	81,626
Common stock value	[1]	12,679	12,143
Maximum | ELOC Purchase Agreement | Subsequent Event
Liquidity and Going Concern [Line Items]
Common stock value				$ 150,000,000
3DOM Alliance Inc.
Liquidity and Going Concern [Line Items]
Amounts due to immediate holding company		3,572,358	$ 974,632		$ 4,809,164	$ 1,531,488
3DOM Alliance Inc. | Maximum
Liquidity and Going Concern [Line Items]
Principal amount of note issued		$ 6,022,258			$ 8,000,000

[1]	* Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.